INCOME TAX (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
The Company and its Israeli subsidiaries	$ 22,138	$ 22,634	$ 23,987
Non-Israeli subsidiaries	33,408	27,420	17,846
Income before income tax	$ 55,546	$ 50,054	$ 41,833